Note 5 - Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Share-based Payment Arrangement, Expensed, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative	$346	$378	$1,094	$1,089
Research and development	147	321	411	651
Total stock-based compensation expense	$493	$699	$1,505	$1,740

	Year Ended December 31,
	2022	2021
General and administrative	$1,467	$1,461
Research and development	808	912
Total stock-based compensation	$2,275	$2,373